Note 19 - Financial Instruments	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
19.	Financial instruments

Concentration of credit risk

The Company is subject to credit risk with respect to its cash and cash equivalents, accounts receivable and other receivables.  Concentrations of credit risk with respect to cash and cash equivalents are limited by the use of multiple large and reputable banks.  Concentrations of credit risk with respect to the receivables are limited due to the large number of entities comprising the Company’s customer base and their dispersion across many different service lines in various countries.

Foreign currency risk

Foreign currency risk is related to the portion of the Company’s business transactions denominated in currencies other than U.S. dollars.  A significant portion of revenue is generated by the Company’s Canadian, Australian, U.K. and European operations.  The Company’s head office expenses are incurred in Canadian dollars which is hedged by Canadian dollar denominated revenue.

Fluctuations in foreign currencies impact the amount of total assets and liabilities that are reported for foreign subsidiaries upon the translation of these amounts into U.S. dollars. In particular, the amount of working capital, goodwill and intangibles reported in U.S. dollars for a significant portion of the cash held by these subsidiaries is subject to translation variance caused by changes in foreign currency exchange rates as of the end of each respective reporting period (the offset to which is recorded to accumulated other comprehensive income on the Consolidated Balance Sheets ).

Interest rate risk

The Company maintains an interest rate risk management strategy that uses interest rate hedging contracts from time to time.  The Company’s specific goals are to: (i) manage interest rate sensitivity by modifying the characteristics of its debt and (ii) lower the long-term cost of its borrowed funds.  Fluctuations in interest rates affect the fair value of the hedging contracts as their value depends on the prevailing market interest rate.  Hedging contracts are monitored on a monthly basis.

As of December 31, 2014, the Company was party to one interest rate swap agreement to exchange the fixed rate on a portion of its debt to a floating rate.  On the 5.44% Senior Notes, an interest rate swap exchanges the fixed rate on $10,000 of principal for LIBOR (6 month in arrears) + 3.87%.  The terms of the swap match the term of the 5.44% Senior Notes with a maturity of April 1, 2015.

The interest rate swap is being accounted for as a fair value hedge.  The swap is carried at fair value on the balance sheet, with gains or losses recognized in earnings.  The carrying value of the hedged debt is adjusted for changes in fair value attributable to the hedged interest rate risk; the associated gains or losses are recognized concurrently in earnings.  So long as the hedge is considered highly effective, the net impact on earnings is nil.

The following tables provide fair value information of the hedging instruments and the effect of the hedging instruments during the period:

	2014
Derivative designated as hedging instrument	Balance sheet location	Fair Value

Interest rate swap asset	Other assets (non-current)	$27

Fair values of financial instruments

The following table provides the financial assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2014:

	Carrying value at	Fair value measurements
	December 31, 2014	Level 1	Level 2	Level 3

Interest rate swap asset	$27	$-	$27	$-
Contingent consideration liability	27,136	-	-	27,136

The fair values of the interest rate swap asset and liability was determined using widely accepted valuation techniques.  The inputs to the measurement of the fair value of contingent consideration related to acquisitions are Level 3 inputs.  The fair value measurements were made using a discounted cash flows approach; significant model inputs were expected future operating cash flows (determined with reference to each specific acquired business) and discount rates (which range from 9.0% to 12.5%).  Changes in the fair value of the contingent consideration liability are comprised of the following:

Balance, December 31, 2013	$8,740
Amounts recognized on acquisitions	17,838
Fair value adjustments (note 5)	2,371
Resolved and settled in cash	(238)
Other	(1,575)
Balance, December 31, 2014	$27,136

Less: current portion	$10,971
Non-current portion	$16,165

The carrying amounts for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate fair values due to the short maturity of these instruments, unless otherwise indicated.  The inputs to the measurement of the fair value of long term debt are Level 3 inputs.  The fair value measurements were made using a net present value approach; significant model inputs were expected future cash outflows and discount rates (which range from 0.1% to 2.2%).  The following are estimates of the fair values for other financial instruments:

	2014		2013
	Carrying amount	Fair value	Carrying amount	Fair value

Other receivables	$6,845	$6,845	$7,455	$7,455
Long-term debt	493,348	513,128	372,794	386,952

Other receivables include notes receivable from non-controlling shareholders and other non-current receivables.